SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Computation of EPS on both basic and diluted basis (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Accounting Policies [Abstract]
Net income	$ 551	$ 1,003
Weighted average common shares applicable to basic EPS	6,415,376	6,402,597
Effect of dilutive potential common shares
Weighted average common shares applicable to diluted EPS	6,415,376	6,402,597
Earnings per share:
Basic (in dollars per share)	$ 0.09	$ 0.16
Diluted (in dollars per share)	$ 0.09	$ 0.16